Redeemable Convertible Preferred Stock and Shareholders' Deficit - Summary of Aggregate Redemption of Shares (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 5.62	$ 5.41
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 3.86	$ 3.64
Series C-3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 2.24	$ 2.12
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 2.40	$ 2.26
Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 2.15	$ 2.03
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 1.58	$ 1.49
Series B-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 1.14	$ 1.09
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 1.02	$ 0.98
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Aggregate redemption price per share	$ 1.99	$ 1.88